DEBT (Details Narrative) $ in Millions	May 08, 2020 USD ($)
Debt Disclosure [Abstract]
Debt instrument through small business Administrations	$ 1.3
Interest rate on loan	1.00%
Debt instrument maturity date	May 05, 2022